Financial instruments - additional disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 10,823	$ 8,410
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	130	31
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(58)	(107)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,823	8,410
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	130	31
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ (58)	$ (107)